SEGMENTAL INFORMATION - SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERSAND LONG-LIVED ASSETS BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Brazil
Revenues from External Customers and Long-Lived Assets
Revenues	$ 25,872	$ 25,056	$ 75,542	$ 74,562
Fixed assets, net	353,036		353,036		$ 369,922
United Arab Emirates
Revenues from External Customers and Long-Lived Assets
Revenues	11,613	12,002	34,852	29,565
Fixed assets, net	125,046		125,046		133,883
Indonesia
Revenues from External Customers and Long-Lived Assets
Revenues	16,966	16,758	50,807	50,568
Fixed assets, net	194,671		194,671		205,188
Kuwait
Revenues from External Customers and Long-Lived Assets
Revenues	14,252	14,252	33,402	33,151
Fixed assets, net	269,040		269,040		275,684
Jordan
Revenues from External Customers and Long-Lived Assets
Revenues	14,344	$ 14,250	42,721	$ 23,405
Fixed assets, net	$ 280,736		$ 280,736		$ 286,974